Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
2022 Target Allocation	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	$ 3,468	$ 4,162
Equities
Defined Benefit Plan Disclosure [Line Items]
2022 Target Allocation	47.00%
Actual Plan Asset Allocations (percent)	48.00%	48.00%
Fair value of plan assets	$ 1,671	$ 2,020
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2022 Target Allocation	46.00%
Actual Plan Asset Allocations (percent)	43.00%	45.00%
Fair value of plan assets	$ 1,488	$ 1,861
Real estate
Defined Benefit Plan Disclosure [Line Items]
2022 Target Allocation	6.00%
Actual Plan Asset Allocations (percent)	8.00%	6.00%
Fair value of plan assets	$ 264	$ 235
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18	$ 21
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2022 Target Allocation	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	$ 27	$ 25
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	870	978
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	666	749
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	199	219
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	10
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,316	2,928
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,005	1,271
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,289	1,642
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	15
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	282	256	$ 224
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	264	235
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	21
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0